Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	July 2011 8/15/2011 7
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,563,725.08
Principal:
Principal Collections	$19,658,804.39
Prepayments in Full	$10,277,587.05
Liquidation Proceeds	$595,639.69
Recoveries	$(8.47)

Sub Total	$30,532,022.66

Collections	$34,095,747.74

Purchase Amounts:
Purchase Amounts Related to Principal	$149,436.20
Purchase Amounts Related to Interest	$894.58

Sub Total	$150,330.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$34,246,078.52

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	July 2011 8/15/2011 7
III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,246,078.52
Servicing Fee	$812,542.67	$812,542.67	$0.00	$0.00	$33,433,535.85
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,433,535.85
Interest — Class A-2 Notes	$143,013.33	$143,013.33	$0.00	$0.00	$33,290,522.52
Interest — Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$33,019,488.35
Interest — Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$32,755,502.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,755,502.10
Interest — Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$32,689,179.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,689,179.43
Interest — Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$32,640,512.93
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,640,512.93
Interest — Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$32,580,887.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,580,887.18
Regular Principal Payment	$21,256,072.16	$21,256,072.16	$0.00	$0.00	$11,324,815.02
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$11,324,815.02
Residual Released to Depositor	$0.00	$11,324,815.02	$0.00	$0.00	$0.00

Total		$34,246,078.52

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$21,256,072.16

Total	$21,256,072.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance		Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$21,256,072.16	$76.79	$143,013.33	$0.52	$21,399,085.49	$77.31
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$21,256,072.16	$18.69	$852,648.67	$0.75	$22,108,720.83	$19.44

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	July 2011 8/15/2011 7
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$276,800,000.00	1.0000000	$255,543,927.84	0.9232078
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$882,110,000.00	0.7757473	$860,853,927.84	0.7570542

Pool Information
Weighted Average APR		4.589%		4.580%
Weighted Average Remaining Term		51.64		50.83
Number of Receivables Outstanding		46,290		45,061
Pool Balance		$975,051,198.67		$944,166,043.38
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$890,618,222.25		$862,825,696.08
Pool Factor		0.7998305		0.7744956
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$14,162,490.65
Yield Supplement Overcollateralization Amount	$81,340,347.30
Targeted Overcollateralization Amount	$83,312,115.54
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$83,312,115.54
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	July 2011 8/15/2011 7
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	138	$203,687.96
(Recoveries)	6	$(8.47)

Net Losses for Current Collection Period		$203,696.43
Cumulative Net Losses Last Collection Period		$656,093.99

Cumulative Net Losses for all Collection Periods		$859,790.42
Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.25%
Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.75%	325	$7,117,247.75
61-90 Days Delinquent	0.12%	43	$1,122,970.87
91-120 Days Delinquent	0.04%	15	$393,776.81
Over 120 Days Delinquent	0.02%	10	$191,893.70

Total Delinquent Receivables	0.93%	393	$8,825,889.13

Repossession Inventory:

Repossessed in the Current Collection Period		23	$569,084.16
Total Repossessed Inventory		40	$888,497.67

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1820%
Preceding Collection Period			0.3449%
Current Collection Period			0.2547%
Three Month Average			0.2606%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0882%
Preceding Collection Period			0.1080%
Current Collection Period			0.1509%
Three Month Average			0.1157%